FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	R$ 7,032,339	R$ 6,691,098	R$ 4,358,276	R$ 2,273,834
Financial Investments	99,102
Accounts receivable - FIDC	187,142	205,832
Loans, financing, debentures, leases and contingent consideration	(20,346,681)	(20,746,530)	(18,737,227)
Loans and financing, debentures, leases and other creditors, net of judicial deposits	20,346,681	20,705,984
Derivative transactions, net	(80,575)	6,095
Net equity	R$ 69,002,726	R$ 69,799,495	R$ 69,627,320	R$ 68,455,847
Net debt-to-equity ratio	19.00%	19.78%
Capital management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt	R$ (13,108,673)	R$ (13,802,959)
Net equity	R$ 69,002,726	R$ 69,799,495